BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current	$ 3,774	$ 6,013
Non-current	53,428	53,538
Non Recourse borrowings
Disclosure of detailed information about borrowings [line items]
Current	3,774	6,013
Non-current	53,428	53,538
Total	$ 57,202	$ 59,551